Consolidated Statements Of Cash Flows (Audited) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012
Cash flows from operating activities:
Consolidated net income	$ 16,695	$ 17,756	$ 16,387
Income (loss) from discontinued operations, net of income taxes	(144)	(52)	21
Income from continuing operations	16,551	17,704	16,408
Adjustments to reconcile consolidated income from continuing operations to net cash provided by operating activities:
Depreciation and amortization	8,870	8,478	8,106
Deferred income taxes	(279)	(133)	1,050
Other operating activities	938	602	468
Changes in certain assets and liabilities, net of effects of acquisitions:
Receivables, net	(566)	(614)	(796)
Inventories	(1,667)	(2,759)	(3,727)
Accounts payable	531	1,061	2,687
Accrued liabilities	103	271	(935)
Accrued income taxes	(1,224)	981	994
Net cash provided by operating activities	23,257	25,591	24,255
Cash flows from investing activities:
Payments for property and equipment	(13,115)	(12,898)	(13,510)
Proceeds from the disposal of property and equipment	727	532	580
Investments and business acquisitions, net of cash acquired	(15)	(316)	(3,548)
Other investing activities	105	71	(131)
Net cash used in investing activities	(12,298)	(12,611)	(16,609)
Cash flows from financing activities:
Net change in short-term borrowings	911	2,754	3,019
Proceeds from issuance of long-term debt	7,072	211	5,050
Payments of long-term debt	(4,968)	(1,478)	(4,584)
Dividends paid	(6,139)	(5,361)	(5,048)
Dividends paid to and stock purchases of noncontrolling interest	(722)	(414)	(526)
Purchase of Company stock	(6,683)	(7,600)	(6,298)
Other financing activities	(488)	(84)	(71)
Net cash used in financing activities	(11,017)	(11,972)	(8,458)
Effect of exchange rates on cash and cash equivalents	(442)	223	(33)
Net increase (decrease) in cash and cash equivalents	(500)	1,231	(845)
Cash and cash equivalents at beginning of year	7,781	6,550	7,395
Cash and cash equivalents at end of year	7,281	7,781	6,550
Income taxes paid	8,641	7,304	5,899
Interest paid	$ 2,362	$ 2,262	$ 2,346